UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

1/31

Date of reporting period:7/31/0 8

Item 1.  Reports to Stockholders.

JACOBS & COMPANY MUTUAL FUND

Ticker Symbol: JACOX

CUSIP:665 37T 109

Shareholder Services toll free 1-877-560-6823

www.jacobsandcompany.com

Semi- Annual Report

J uly 31, 200 8

September 2008

Dear Shareholder:

Our market outlook continues to be cautiously optimistic for the short term and bullish long term.  The uncertainties surrounding the slowing U.S. economy, the sub prime mortgage crisis and its overall effect on the banking and financial sectors, has placed a very large hurdle in front of the markets.  Energy prices continue to be a wild card and provide uncertainty as the markets adjust to more volatile pricing patterns.  The Iraqi war and current geopolitical events are still with us and also add to volatility and uncertainty.

We have maintained our 50% weighting in equities and continue to concentrate on the quality of our stock selections as well as our defensive posture for the fixed income portion of the portfolio.  Our portfolio has been more defensive and has improved in the last six months due primarily to our weighting in the energy and minerals sector.  We see this trend continuing.

As the price of oil has climbed to around $100 per barrel, a gallon of gasoline in the U.S. is just under $4.00 and the price of coal has risen over 30% primarily driven by demand from China, our energy holdings have benefited.  Energy demand continues to outstrip supply which has been driven by growth outside of the U.S.  Supply has remained constant.  The growth of China, India, Eastern Europe and other third world countries eager to improve living conditions has kept demand robust even at these lofty prices.

We continue to acquire GNMAs for the fixed income portion of the Fund’s portfolio.  GNMAs continue to be our largest core fixed income investments with coupons ranging from 6 ½ - 7% (GNMAs represent 40% of the portfolio).  The GNMAs should contribute strength and a defensive posture to our portfolio as interest rates continue to be lowered.

China, India, and other rapidly developing countries continue to have a major impact upon the consumption and shifting of natural resources and commodities worldwide.  These countries have been the engine for worldwide economic expansion as their cultural changes have driven their population in a quest for a higher standard of living.  The commodities and materials required to construct the necessary infrastructures within these countries, and their unquenchable thirst for all forms of energy, have changed historical distributive models.  We have made adjustments in our portfolio to take advantage of these changes.

Earnings reports, which begin in October, should give us a stronger indication of what to look for later this year and the first half of 2009.

As always, if you have any questions about your investment in the Jacobs & Company Mutual Fund, please call us.  Thank you again for allowing us to help you achieve your investment objectives.

Sincerely,

John M. Jacobs

Portfolio holdings may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice.

An investor should consider the Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained by calling 1-877-560-6823. Please read the prospectus carefully before investing. The fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

0939-NLD-9/15/2008

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS- July 31, 2008 (Unaudited)

EXPENSE EXAMPLE- July 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/08-7/31/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE- July 31, 2008 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/1/08	7/31/08	2/1/08-7/31/08*
Actual	$1,000.00	$957.00	$9.73
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366  days to reflect the one-half year expense.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2008 (Unaudited)
Shares	COMMON STOCKS - 47.54%	Market Value
	Aerospace/Defense- 4.96%
4,000	Force Protection, Inc. *	$ 13,840
1,500	United Technologies Corp.	95,970
		109,810
	Agriculture-3.23%
2,500	Archer-Daniels-Midland Co	71,575

	Auto Parts & Equipment- 1.24%
4,500	China Automotive Systems, Inc. *	27,585

	Banks- 1.61%
3,000	East West Bancorp, Inc.	35,730

	Coal- 3.42%
6,000	National Coal Corp. *	42,000
500	Peabody Energy Corp. #	33,825
		75,825
	Computers- 3.58%
1,200	Hewlett-Packard Co	53,760
200	International Business Machines Corp. #	25,596
		79,356
	Diversified Financial Services- 1.42%
3,700	CIT Group, Inc.	31,376

	Energy-Alternate Sources- 0.76%
10,000	Evergreen Energy, Inc. *	16,800

	Internet- 2.33%
2,600	Yahoo, Inc. *	51,714

	Machinery-Diversified- 2.53%
4,000	Presstek, Inc. *	21,400
500	Caterpillar, Inc.	34,760
		56,160
	Mining- 3.05%
6,000	Ivanhoe Mines, Ltd. *	67,500

	Miscellaneous Manufacturing- 3.00%
1,000	General Electric Co.	28,290
1,000	FreightCar America, Inc. #	38,090
		66,380
	Oil & Gas- 1.47%
500	Constellation Energy Partners LLC	9,280
5,000	RAM Energy Resources, Inc.	23,300
		32,580
	Pipelines- 5.79%
4,000	The Williams Companies, Inc. #	128,200

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2008 (Unaudited) (Continued)
Shares		Market Value
	REITS- 1.93%
2,000	Ashford Hospitality Trust, Inc.	$ 7,940
3,000	CapitalSource, Inc.	34,860
		42,800
	Retail- 2.56%
700	Sears Holding Corp. *	56,700

	Semiconductor- 2.53%
2,300	Texas Instruments, Inc.	56,074

	Water- 2.13%
2,250	Consolidated Water Co., Inc.	47,205

	TOTAL COMMON STOCKS (Cost $1,645,716)	1,053,370

Principal
Amount	U.S. GOVERNMENT AGENCY - 42.88%
	Federal Home Loan Mortgage Company- 2.74%
$ 72,950	5.03%^, 03/15/34	60,714

	Government National Mortgage Association - 40.14%
544	6.50%, 06/15/2023	560
276,678	6.50%, 07/15/2024	284,935
367,919	6.50%, 09/15/2032	378,899
198,914	7.00%, 06/15/2029	209,357
2,648	7.00%, 11/15/2026	2,787
2,598	7.00%, 09/15/2027	2,734
1,334	7.00%, 07/15/2023	1,404
711	7.00%, 11/15/2029	748
445	7.00%, 04/15/2031	469
174	7.50%, 05/15/2017	184
1,256	7.50%, 03/15/2024	1,329
170	8.00%, 06/15/2017	179
427	8.00%, 12/15/2021	451
786	8.00%, 02/15/2022	829
22	9.50%, 08/15/2009	23
94	9.50%, 03/15/2020	105
215	9.50%, 03/15/2020	241
557	10.50%, 01/15/2016	630
205	10.50%, 03/15/2016	230
40	10.50%, 11/20/2018	45
128	10.50%, 5/20/2019	146
125	11.00%, 03/15/2010	132
149	11.00%, 09/15/2010	160

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS - July 31, 2008 (Unaudited) (Continued)
Principal	Government National Mortgage
Amount	Association- 40.14%, Continued	Market Value
$ 200	11.00%, 09/15/2015	$ 227
45	11.00%, 09/15/2015	52
215	11.00%, 11/15/2015	241
107	11.00%, 08/20/2019	122
1,147	11.00%, 11/20/2019	1,322
726	11.00%, 08/20/2020	840
		889,381

	TOTAL U.S. GOVERNMENT AGENCY (Cost $971,664)	950,095

	CORPORATE BONDS - 4.53%
	Chemicals - 4.53%
100,000	Union Carbide Corp., 6.70%, 04/01/2009	100,445

	TOTAL CORPORATE BONDS (Cost $100,706)	100,445

	MUNICIPAL BONDS - 6.50%
	Illinois - 6.50%
215,000	Illinois Development Financial Authority, 0.00%, 07/15/2023	101,886
100,000	Illinois Development Financial Authority, 0.00%, 07/15/2025	42,040

	TOTAL MUNICIPAL BONDS (Cost $143,269)	143,926

	CALL OPTIONS PURCHASED- 1.16%
Contracts*	Underlying Security/Expiration Date/Exercise Price
50	The Scotts Company
	Expiration August 2008, Exercise Price $20.00	6,000
2	Tidewater, Inc.
	August August 2008, Exercise Price $60.00	19,800
	Total Call Options Purchased (Cost $27,875)	25,800

	Total Investments in Securities
	(Cost $2,889,230) - 102.61%	2,273,636
	Call Options Written - (0.47)%	(10,343)
	Liabilities in Excess of Cash and Other Assets - (2.14)%	(47,355)
	Net Assets - 100.00%	$ 2,215,938

* Non-income producing security.
# Security is subject to written call option.
^ Variable rate security. Rate shown is the rate in effect on July 31, 2008.
ADR-American Depositary Receipt.
REIT-Real Estate Investment Trust.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN- July 31, 2008 (Unaudited)
Contracts*	Underlying Security/Expiration Date/Exercise Price	Market Value
10	FreightCar America, Inc.
	Expiration September 2008, Exercise Price $50.00	$ 325
2	International Business Machines Corp.
	Expiration October 2008, Exercise Price $130.00	1,018
5	Peabody Energy Corp.
	Expiration January 2009, Exercise Price $70.00	5,200
40	The Williams Companies, Inc.
	Expiration November 2008, Exercise Price $37.50	3,800
	Total Call Options Written (Proceeds $15,153)	$ 10,343

*Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES - July 31, 2008 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $2,889,230)	$2,273,636
Receivables
Securities sold	97,149
Due from Advisor	11,261
Dividends and interest	7,885
Prepaid expenses	3,614
Total assets	2,393,545

LIABILITIES
Due to Custodian Bank	46,989
Call options written, at value (proceeds $15,153)	10,343
Payables
Securities purchased	45,284
Custody fees	15,972
Transfer agent fees	2,775
Fund accounting fees	2,927
Administration fees	3,424
12b-1 fees	470
Other accrued expenses	49,423
Total liabilities	177,607

NET ASSETS	$2,215,938

Net asset value, offering and redemption price per share
[$2,215,938 / 321,291 shares outstanding;
unlimited number of shares authorized]	$6.90

COMPONENTS OF NET ASSETS
Paid-in capital	$4,530,782
Distributions in excess of net investment income	(102,111)
Accumulated net realized loss on investments	(1,601,949)
Net unrealized appreciation (depreciation) of:
Investments	(615,594)
Options written	4,810
NET ASSETS	$2,215,938

See Notes to Financial Statements.
JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS - For the Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of $22 of foreign taxes)	$13,548
Interest	35,377
Total income	48,925

Expenses
Administration fees	15,746
Fund accounting fees	14,624
Advisory fees	12,524
Transfer agent fees	9,846
Audit fees	8,943
Shareholder reporting	8,122
Custody fees	6,641
Trustees' fees	5,260
Chief Compliance Officer Fees	5,016
Legal fees	4,641
Registration fees	4,421
12b-1 fees	3,131
Insurance fees	52
Miscellanoues expense	1,491
Total expenses	100,458
Less: fee waiver/expense reimbursement	(75,448)
Net expenses	25,010
Net investment income	23,915

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/loss from:
Investments	143,108
Option contracts written	(47,040)
96,068
Net change in unrealized appreciation/(depreciation) on:
Investments	(246,467)
Option contracts written	11,865
(234,602)
Net realized and unrealized loss on investments	(138,534)
Net Decrease in Net Assets
Resulting from Operations	$(114,619)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

			Six Months	Year
			Ended	Ended
			July 31,	January 31,
			2008	2008
DECREASE IN NET ASSETS FROM:			(Unaudited)
OPERATIONS
Net investment income			$23,915	$40,264
Net realized gain (loss) on investments
and option contracts written			96,068	(141,802)
Net change in unrealized
depreciation on investments
and option contracts written			(234,602)	(284,940)
Net decrease in net assets
resulting from operations			(114,619)	(386,478)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.00 and $0.40
per share, respectively)			-	(52,302)
Total distributions to shareholders			-	(52,302)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets
derived from net change
in outstanding shares (a)			(486,227)	(1,403,452)
Total decrease in net assets			(600,846)	(1,842,232)

NET ASSETS
Beginning of period			2,816,784	4,659,016
End of period			$2,215,938	$2,816,784

Includes accumulated net investment loss of:			$(102,111)	$(126,026)

(a) A summary of share transactions is as follows:

	Six Months		Year
	Ended		Ended
	July 31, 2008		January 31, 2008
	(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,588	$92,848	37,275	$296,063
Shares issued
for reinvestment
of distributions	-	-	7,084	51,221
Shares redeemed	(82,212)	(579,075)	(224,375)	(1,750,736)
Net decrease	(69,624)	$(486,227)	(180,016)	$(1,403,452)

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months
	Ended
	July 31,	For the Year Ended January 31,
	2008	2008	2007	2006	2005	2004
	(Unaudited)
Net asset value,
beginning of period	$7.21	$8.16	$8.93	$8.48	$8.86	$9.20

Income from
investment operations:
Net investment income	0.07 ^	0.08 ^	0.17 ^	0.11 ^	0.13	0.16
Net realized and unrealized
gain (loss) on investments	(0.38) ^	(0.90) ^	(0.54) ^	0.46 ^	(0.24)	(0.33)
Total from investment operations	(0.31)	(0.82)	(0.37)	0.57 ^	(0.11)	(0.17)

Less distributions:
From net investment income	-	(0.13)	(0.40)	(0.12)	(0.27)	(0.17)

Net asset value,
end of period	$6.90	$7.21	$8.16	$8.93	$8.48	8.86

Total return #	(4.30%)+	(10.06)	(4.14%)	6.77%	(1.23%)	(1.89)%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$2,216	$2,817	$4,659	$5,346	$6,233	9,761
Ratio of expenses to
average net assets:
Before expense
reimbursement	8.03%**	6.29%	5.17%	4.37%	3.27%	2.78%
After expense
reimbursement	2.00%**	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment
income to average net assets:
After expense
reimbursement	1.91%**	1.06%	1.95%	1.29%	1.21%	1.58%
Portfolio turnover rate	343%+	367%	87%	149%	181%	324%

^Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
#Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
+Not annualized.
**Annualized.

See Notes to Financial Statements.

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS- July 31, 2008  (Unaudited)

NOTE 1 – ORGANIZATION

The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 11, 2001, as a series of Advisors Series Trust, and was reorganized as a series of the Trust on July 15, 2005. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital.  The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities.  In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history.  In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.  Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	1,079,170	(10,343)
Level 2– Other Significant Observable Inputs	1,194,466	-
Level 3– Significant Unobservable Inputs	-	-
Total	2,273,636	(10,343)

                                                                            *Other financial instruments include futures, forwards and swap contracts and written call options.

B.

Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.

Securities Transactions, Dividend Income and Distributions.  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are amortized over the life of the respective security.  Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.

Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

F.

Indemnification. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended July 31, 2008, the Fund incurred $12,524 in advisory fees before the waiver and reimbursement described below.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of annual expenses to average net assets will not exceed 2.00%.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.  For the period ended July 31, 2008, the Advisor absorbed expenses of $75,448; no amounts were reimbursed to the Advisor.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.   Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $450,771 at January 31, 2008, and will expire as follows:

Year	Amount
2009	$134,202
2010	$153,981
2011	$162,588

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the period ended July 31, 2008, the Fund paid the Distribution Coordinator $3,131.

Pursuant to separate servicing agreements, Gemini Fund Services, LLC (“GFS”) is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also is subject to a minimum annual fee.  In addition, the Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $30,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

For the period ended July 31, 2008, the Fund incurred $15,746 in expenses for administrative services performed by GFS.

Fund Accounting.  Total charges for fund accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000  plus an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

For the period ended July 31, 2008, the Fund incurred $14,624 in expenses for fund accounting services performed by GFS.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

For the period ended July 31, 2008, the Fund incurred $9,846 in expenses for transfer agency services performed by GFS.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The asset based fee is subject to a minimum annual fee.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees for the period ended July 31, 2008 was $2,043.  The Custody fees listed in the Statement of Operations include the custody administration fees earned by GFS as Custody Administrator.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Fund incurred expenses of $5,016 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), a subsidiary of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2008, GemCom received $1,727 from the Fund for performing such services.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of GFS.  The Distributor is paid a flat fee by the Fund pursuant to its Underwriting Agreement with the Trust, as well as certain fees relating to advertising review and other incidentals.  Pursuant to the terms of the Underwriting Agreement, the Fund is authorized to utilize part of the fees paid under the Plan to compensate the Distributor for services rendered pursuant to the Underwriting Agreement.  For the period ended July 31, 2008, the Fund made no payments to the Distributor.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and are affiliates of the Distributor.

NOTE 4 – OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended July 31, 2008, were as follows:

           Number of          Premiums

            Contracts           Received

Options outstanding, beginning of period

       90          $      19,265

Options written

     473

           110,812

Options closed                                                        (506)             (114,924)

Options outstanding, end of period

                      57            $     15,153

NOTE 5 – INVESTMENT TRANSACTIONS

During the period ended July 31, 2008, the aggregate purchases and sales of securities, other than U.S. Government Securities and short-term investments were:

       Purchases

     Sales

Long Transactions

     $ 9,062,903

$ 9,536,917

As of July  31, 2008, the cost basis along with the net unrealized appreciation and depreciation on investment securities were as follows:

Cost of investments

$   2,889,230

Gross unrealized appreciation

$        65,689

Gross unrealized depreciation

$    (681,283)

Net unrealized depreciation

  on investments

                $    (615,594)

Net unrealized appreciation

  on options written                                                             $          4,810

NOTE 6 – TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments for income on trust preferred instruments and partnership investments.

          As of January 31, 2008, the components of capital on a tax basis were as follows:

Undistributed ordinary income

$               —

Undistributed long-term capital gain

                 —

Total distributable earnings

$               —

Other accumulated losses

   (1,695,647)

Total accumulated losses

$ (1,695,647)

As of January 31, 2008, the Fund had a capital loss carryforward of $1,695,647 which expires on January 31st of the years indicated below:

2011	2012	2013	2016
$7,108	$1,385,715	$185,331	$117,493

The tax character of distributions paid during the years ended January 31, 2008 and 2007 were as follows:

	2008	2007
Ordinary Income	$52,302	$218,879

          The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Effective July 31, 2007, the Fund adopted FIN 48.  Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.  As of and during the period ended July  31, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

JACOBS & COMPANY MUTUAL FUND

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the re-approval of an investment advisory agreement (the “Agreement”) between Jacobs & Company (“Jacobs & Company” or the “Adviser”) and the Trust, on behalf of the Jacobs & Company Mutual Fund (“Jacobs & Company Mutual Fund ” or the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the re-approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Advisers research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Adviser’s past performance, as well as other factors relating to its track record.  The Board agreed that, although the Fund had significantly underperformed its benchmark since inception, due to the Fund’s recent improved performance during a difficult market and, based on the Adviser’s assertions, the Board had a reasonable expectation to believe that such performance would continue.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-560-6823 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-560-6823.

Advisor

Ja cobs & Company

300 Summers Street, Suite 970

Charleston, WV 25301

www.jacobsand company.com

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68114

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103-3638

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202-4089

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

10/09/0 8

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

10/09/0 8

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

10/09/0 8